Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt
Schedule of debt

	June 30,	December 31,
Skr mn	2025	2024
Currency-related contracts	4,272	4,802
Interest rate-related contracts	326,287	320,014
Equity-related contracts	–	54
Contracts related to commodities, credit risk, etc.	102	125
Total debt	330,661	324,995
of which denominated in:
Skr	26,067	22,509
USD	196,777	203,141
EUR	74,575	67,070
AUD	9,478	10,281
GBP	13,965	10,238
CHF	4,366	4,461
Other currencies	5,433	7,295